OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total finance income	$ 32	$ 5	$ 5
Total finance cost	(185)	(364)	(221)
Result from repurchase and exchange of CB	10	(1)	8
Total other financial results	211	558	166
Financial results, net	58	199	(50)
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial interest	9	2	1
Other interest	23	3	4
Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Financial interests	(145)	(304)	(172)
Commercial interest	(1)	(1)	(1)
Fiscal interest	(28)	(47)	(38)
Other interests	(6)	(4)	(5)
Bank and other financial expenses	(5)	(8)	(5)
Other Finance Income Cost [Member]
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference, net	(11)	123	80
Changes in the fair value of financial instruments	239	444	110
(Losses) Gains from present value measurement	(7)	(10)	(14)
Result from repurchase and exchange of CB	(10)	1	(8)
Other financial results			$ (2)